Subsequent Events - Additional Information (Detail)			0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 Witwatersrand Consolidated Gold Resources Limited [Member] USD ($)	Dec. 31, 2013 Witwatersrand Consolidated Gold Resources Limited [Member] ZAR	Dec. 31, 2013 Witwatersrand Consolidated Gold Resources Limited [Member] First Loans Repaid [Member]	Dec. 31, 2013 Witwatersrand Consolidated Gold Resources Limited [Member] Second Loans Repaid [Member]	Dec. 31, 2013 Southgold Exploration Proprietary Limited [Member] USD ($)	Dec. 31, 2013 Southgold Exploration Proprietary Limited [Member] First Loans Repaid [Member]	Dec. 31, 2013 Southgold Exploration Proprietary Limited [Member] Second Loans Repaid [Member]	Aug. 21, 2013 Cooke Operations [Member]	Dec. 31, 2013 Cooke Operations [Member]	Dec. 31, 2013 Witwatersrand Consolidated Gold Resources Limited [Member] USD ($)	Feb. 20, 2014 Subsequent Event [Member] ZAR	Apr. 14, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Final dividend declared													0.75
Business acquisition agreement date				Dec. 11, 2013							Aug. 21, 2013
Consideration for acquisition										150,000,000
Percentage of Consideration for acquisition										17.00%
Acquisition of shares issued			$ 39,000,000	100
Cash and cash equivalents in escrow account	39,600,000	[1]										39,600,000
Ownership percentage														100.00%
Total debt reduction							177,300,000
Advance debt payment							7,250,000
Interest and capital repayments period							36 months
Spread on variable rate				4.00%			4.00%
Reference rate for variable rate				JIBAR			LIBOR
Debt Instrument, Issuer				950,000,000
Loans repayment					90.00%	70.00%		10.00%	30.00%

[1]	At December 31, 2013 $39.6 million was in an escrow account, being the consideration for the Witwatersrand Consolidated Gold Resources Limited acquisition. Refer to note 23 for further details relating to the transaction.